Related Party Transactions and Balances (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Related Party Transactions and Balances (Textual)
Revenue from sales transactions	$ 3,215,147	$ 3,917,707
Repayment of related party	(610,204)	341,478
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Related Party Transactions and Balances (Textual)
Revenue from sales transactions	1,819,760		$ 2,483,094
Repayment of related party	601,516
Feng Zhou [Member]
Related Party Transactions and Balances (Textual)
Revenue from sales transactions	1,819,760		$ 2,483,094
Repayment of related party	61,073
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Related Party Transactions and Balances (Textual)
Revenue from sales transactions	246,476	6,687
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transactions and Balances (Textual)
Revenue from sales transactions	22,327	8,822
Taizhou Su Xuan Tang Chinese hospital Co., Ltd [Member]
Related Party Transactions and Balances (Textual)
Revenue from sales transactions	0	$ 109,018
Jianping Zhou [Member]
Related Party Transactions and Balances (Textual)
Revenue from sales transactions	1,834,883
Repayment of related party	15,123
Jianbin Zhou [Member]
Related Party Transactions and Balances (Textual)
Repayment of related party	$ 745